Annual Total Returns (Vanguard Russell 1000 Value Index Fund - Institutional Shares Institutional) (Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Value Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Annual Total Return
2013	32.40%
2012	17.42%
2011	0.30%